UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 91.3%
	CONSUMER DISCRETIONARY – 11.7%
1,080	Amazon.com, Inc.*	$186,948
3,862	Expedia, Inc.	112,075
3,706	O'Reilly Automotive, Inc.*	296,295
5,022	Starbucks Corp.	231,062
3,862	TripAdvisor, Inc.*	97,361
2,798	Under Armour, Inc. - Cl. A*	200,869
3,963	Whirlpool Corp.	188,044
		1,312,654
	CONSUMER STAPLES – 7.4%
2,870	Clorox Co.	191,027
5,240	Dr. Pepper Snapple Group, Inc.	206,875
3,420	Hershey Co.	211,288
2,811	JM Smucker Co.	219,736
		828,926
	ENERGY – 10.9%
2,701	Anadarko Petroleum Corp.	206,167
2,214	Apache Corp.	200,544
2,496	Cabot Oil & Gas Corp.	189,446
3,057	ConocoPhillips	222,764
2,263	EOG Resources, Inc.	222,928
6,374	Suncor Energy, Inc.	183,763
		1,225,612
	FINANCIALS – 13.3%
4,206	American Express Co.	198,397
31,746	Bank of America Corp.	176,508
4,301	Cullen/Frost Bankers, Inc.	227,566
6,377	JPMorgan Chase & Co.	212,035
1,750	Public Storage - REIT	235,305
3,860	Travelers Cos., Inc.	228,396
7,809	Wells Fargo & Co.	215,216
		1,493,423

	HEALTH CARE – 10.0%
1,913	Biogen Idec, Inc.*	210,526
2,610	Humana, Inc.	228,662
508	Intuitive Surgical, Inc.*	235,209
3,225	Mednax, Inc.*	232,232
2,173	Perrigo Co.	211,433
		1,118,062

BearlyBullish Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS – 11.9%
2,137	Cummins, Inc.	$188,099
4,750	Eaton Corp.	206,768
2,832	Flowserve Corp.	281,274
2,895	Joy Global, Inc.	217,038
2,934	Norfolk Southern Corp.	213,771
1,236	W.W. Grainger, Inc.	231,367
		1,338,317
	INFORMATION TECHNOLOGY – 11.3%
515	Apple, Inc.*	208,575
9,852	Intel Corp.	238,911
1,169	International Business Machines Corp.	214,955
4,467	KLA-Tencor Corp.	215,533
603	Mastercard, Inc. - Cl. A	224,810
3,474	Teradata Corp.*	168,524
		1,271,308
	MATERIALS – 7.0%
1,156	CF Industries Holdings, Inc.	167,597
4,788	Eastman Chemical Co.	187,019
11,622	Kronos Worldwide, Inc.	209,661
2,043	Praxair, Inc.	218,397
		782,674
	TELECOMMUNICATION SERVICES – 1.9%
7,030	AT&T, Inc.	212,587
	UTILITIES – 5.9%
4,660	Exelon Corp.	202,104
3,552	NextEra Energy, Inc.	216,246
2,809	Oneok, Inc.	243,512
		661,862
	TOTAL COMMON STOCKS
	(Cost $9,991,794)	10,245,425

	SHORT-TERM INVESTMENTS – 8.6%
969,449	Fidelity Institutional Money Market Fund, 0.19%1	969,449
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $969,449)	969,449

BearlyBullish Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2011 (Unaudited)

TOTAL INVESTMENTS – 99.9%
(Cost $10,961,243)	$11,214,874
Other Assets in Excess of Liabilities – 0.1%	10,242
TOTAL NET ASSETS – 100.0%	$11,225,116

REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
SUMMARY OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	11.7%
Information Technology	11.3%
Energy	10.9%
Health Care	10.0%
Consumer Staples	7.4%
Materials	7.0%
Utilities	5.9%
Telecommunication Services	1.9%
Total Common Stocks	91.3%
Short-Term Investments	8.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class shares commenced investment operations on June 15, 2011. As of December 31, 2011, the Fund’s Institutional Class shares are not available for investment.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information
At December 31, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$11,040,771

Gross Unrealized Appreciation	$586,245
Gross Unrealized Depreciation	(412,142)

Net Unrealized Appreciation on Investments	$174,103

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2011 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$10,245,425	$-	$-	$10,245,425
Short-Term Investments	969,449	-	-	969,449
Total Investments, at Value	$11,214,874	$-	$-	$11,214,874

1 All common stocks held in the Fund are level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between Levels as of the beginning and ending of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	2/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	2/28/2012

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/28/2012